Nature of Operations and Significant Accounting Policies - Cumulative effect adjustment on consolidated statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Assets
Other investments	$ 4,118.8	$ 3,261.3
Reinsurance recoverable and deposit receivable	24,424.7	21,442.3
Premiums due and other receivables	4,076.9	3,846.4
Deferred acquisition costs	3,926.5	3,939.2	$ 3,822.3
Market risk benefit asset	153.4	109.2
Other assets	530.7	727.0
Total assets	259,770.1	241,602.9
Liabilities
Contractholder funds	41,362.9	42,317.3
Future policy benefits and claims	42,488.0	38,279.4
Market risk benefit liability	111.9	181.4
Other policyholder funds	909.5	867.0
Deferred income taxes	1,541.0	1,296.9
Total liabilities	251,646.5	233,932.5
Stockholder's equity
Retained earnings	4,922.0	5,907.7
Accumulated other comprehensive loss	(3,128.7)	(4,574.7)
Total stockholder's equity	8,115.8	7,666.6
Total liabilities and stockholder's equity	$ 259,770.1	$ 241,602.9
Effects of implementation of accounting change | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts
Assets
Reinsurance recoverable and deposit receivable			187.7
Premiums due and other receivables			(24.4)
Deferred acquisition costs			450.9
Market risk benefit asset			18.9
Other assets			19.3
Total assets			652.4
Liabilities
Contractholder funds			(344.5)
Future policy benefits and claims			5,620.3
Market risk benefit liability			610.2
Other policyholder funds			48.8
Deferred income taxes			(1,109.4)
Total liabilities			4,825.4
Stockholder's equity
Retained earnings			(120.9)
Accumulated other comprehensive loss			(4,052.1)
Total stockholder's equity			(4,173.0)
Total liabilities and stockholder's equity			$ 652.4